Revenue - Summary of receivables contract assets and contract liabilities from contracts with customers (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
Contract With Customer Asset And Liability [Line Items]
Accounts receivables-Net of allowances	$ 81,817	$ 74,107		$ 63,613	$ 59,252
Deferred contract costs	12,681	11,917	$ 10,679	10,807	6,526
Long-term deferred contract costs	15,986	14,389	$ 13,405	12,463	9,432
Deferred revenues	28,824	26,514		25,096	22,787
Other liabilities (deferred revenues, non-current)	$ 1,932	$ 2,001		$ 1,160	$ 0